Summary Of Significant Accounting Policies - Summary of Basic and Diluted Loss Per Share (Detail) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Allocation of net (loss) income, as adjusted	$ (565,795)	$ (473,714)	$ (673,199)	$ (885,983)	$ (1,030,862)	$ (2,482,203)	$ (1,712,708)	$ (4,399,048)	$ (5,389,629)	$ 1,230,338
Common Class A [Member]
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Earnings Per Share, Basic	$ (0.05)			$ (0.07)			$ (0.14)	$ (0.36)	$ (0.45)	$ 0.03
Earnings Per Share, Diluted	$ (0.05)			$ (0.07)			$ (0.14)	$ (0.36)	$ (0.45)	$ 0.03
Weighted Average Number of Shares Outstanding, Basic	579,186			766,064			617,990	925,369	880,992	27,696,716
Weighted Average Number of Shares Outstanding, Diluted	579,186			766,064			617,990	925,369	880,992	27,696,716
Common Class A [Member] | Common Stock [Member]
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Allocation of net (loss) income, as adjusted	$ (27,789)			$ (56,657)			$ (89,461)	$ (335,352)
Earnings Per Share, Basic							$ (0.14)	$ (0.36)
Earnings Per Share, Diluted	$ (0.05)			$ (0.07)			$ (0.14)	$ (0.36)
Weighted Average Number of Shares Outstanding, Basic	579,186			766,064			617,990	925,369
Weighted Average Number of Shares Outstanding, Diluted	579,186			766,064			617,990	925,369
Class B and non-redeemable Class A [Member]
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Earnings Per Share, Basic	$ (0.05)			$ (0.07)			$ (0.14)	$ (0.36)	$ (0.45)	$ 0.03
Earnings Per Share, Diluted	$ (0.05)			$ (0.07)			$ (0.14)	$ (0.36)	$ (0.45)	$ 0.03
Weighted Average Number of Shares Outstanding, Basic	11,213,333			11,213,333			11,213,333	11,213,333	11,213,333	11,213,333
Weighted Average Number of Shares Outstanding, Diluted	11,213,333			11,213,333			11,213,333	11,213,333	11,213,333	11,213,333
Class B and non-redeemable Class A [Member] | Common Stock [Member]
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Allocation of net (loss) income, as adjusted	$ (538,006)			$ (829,326)			$ (1,623,247)	$ (4,063,696)
Earnings Per Share, Basic							$ (0.14)	$ (0.36)
Earnings Per Share, Diluted	$ (0.05)			$ (0.07)			$ (0.14)	$ (0.36)
Weighted Average Number of Shares Outstanding, Basic	11,213,333			11,213,333			11,213,333	11,213,333
Weighted Average Number of Shares Outstanding, Diluted	11,213,333			11,213,333			11,213,333	11,213,333
Redeemable Class A [Member]
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Allocation of net (loss) income, as adjusted									$ (392,599)	$ 875,772
Earnings Per Share, Basic									$ (0.45)	$ 0.03
Earnings Per Share, Diluted									$ (0.45)	$ 0.03
Weighted Average Number of Shares Outstanding, Basic									880,992	27,696,716
Weighted Average Number of Shares Outstanding, Diluted									880,992	27,696,716
Non-Redeemable Class A &B [Member]
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Allocation of net (loss) income, as adjusted									$ (4,997,030)	$ 354,566
Earnings Per Share, Basic									$ (0.45)	$ 0.03
Earnings Per Share, Diluted									$ (0.45)	$ 0.03
Weighted Average Number of Shares Outstanding, Basic									11,213,333	11,213,333
Weighted Average Number of Shares Outstanding, Diluted									11,213,333	11,213,333